16. INVESTMENTS (Details 5)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Amazonia [member]
Disclosure of detailed information about investment property [line items]
Direct interest %	[1]	74.50%	74.50%
Indirect interest %	[1]	5.76%	5.76%
Lightger [member]
Disclosure of detailed information about investment property [line items]
Direct interest %	[1]	49.00%	49.00%
Indirect interest %	[1]	11.52%	11.52%
Guanhaes [member]
Disclosure of detailed information about investment property [line items]
Direct interest %	[1]	49.00%	49.00%
Indirect interest %	[1]	11.52%	11.52%
Axxion [member]
Disclosure of detailed information about investment property [line items]
Direct interest %	[1]	49.00%	49.00%
Indirect interest %	[1]	11.52%	11.52%
UHE Itaocara [member]
Disclosure of detailed information about investment property [line items]
Direct interest %	[1]	49.00%	49.00%
Indirect interest %	[1]	11.52%	11.52%

[1]	After selling the shares held in Light, on January 22, 2021, the Company no longer holds the indirect interest above.